Loans - Summary of Loan Portfolio According to Classification and Subsequent Measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Loans	$ 7,195,567	$ 6,763,020
Loans Portfolio
Disclosure of detailed information about financial instruments [line items]
Loans	7,195,567	6,763,020
Interest receivable	109,082	69,965
Loss allowance	(59,410)	(55,200)
Unearned interest and deferred fees	(24,719)	(17,351)
Loans, net	$ 7,220,520	$ 6,760,434